U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



                     Read instructions at end of Form before
                                preparing Form.
                              Please print or type


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1.   Name and address of issuer:
     The Phoenix Edge Series Fund
     101 Munson Street
     Greenfield, MA 01301

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2.   Name of each series or class of funds for which this notice is filed:
     Aberdeen New Asia Series
     Balanced Series
     Growth Series
     International Series
     Money Market Series
     Multi-Sector Fixed Income Series
     Real Estate Securities Series
     Strategic Allocation Series
     Strategic Theme Series

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3.   Investment Company Act File Number:    811-4642

     Securities Act File Number:            33-5033

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4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                    [  ]

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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                      None

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                      None

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9.   Number and aggregate sale price of securities sold during the fiscal year:
            All shares sold during the fiscal year were to unmanaged separate accounts described in Instruction B-5 to this form.

            0 shares                   $0

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

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:  0

     See Item 9

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during the fiscal
           year in reliance on rule 24f-2 (from Item 10):           $ 0
                                                                    ------------

     (ii)  Aggregate price of shares issued in connection with
           dividend reinvestment plans (from Item 11,
           if applicable):                                          +
                                                                    ------------

     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):                  -
                                                                    ------------

     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing fees
           pursuant to rule 24e-2 (if applicable):                  +
                                                                    ------------
     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           line (iv) (if applicable):
                                                                    ------------

     (vi)  Multiplier prescribed by Section 6(b) of the Securities
           Act of 1933 or other applicable law or regulation (see
           Instruction C.6):                                        x
                                                                    ------------

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]   $0
                                                                    ------------

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                    [  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*     /s/ Thomas N. Steenburg
                                       -----------------------------------------
                                       Thomas N. Steenburg, Assistant Secretary
                                       -----------------------------------------
                                       The Phoenix Edge Series Fund

         Date     2/21/97
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*Please print the name and title of the signing officer below the signature.
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


                                            February 21, 1997



Board of Trustees
The Phoenix Edge Series Fund
101 Munson Street
Greenfield, MA  01301


RE:      Registration Statement Nos. 33-5033 and 811-4642


Gentlemen:

         I have served as counsel to The Phoenix Edge Series Fund in connection with the registration on Form N-1A of an indefinite number of its shares of beneficial interest under the Securities Act of 1933 and the subsequent notification with respect to shares sold in reliance upon Rule 24f-2 under the Investment Company Act of 1940 during the fiscal year ended December 31, 1996 (the "Shares").


         Based on my review of the relevant materials, it is my opinion that the Shares issued during 1996 are legally issued, fully paid and non-assessable. I consent to the use of this opinion in connection with the Form 24F-2 to be filed with the Securities and Exchange Commission.



                                            Very truly yours,



                                            /s/ Thomas N. Steenburg
                                            Thomas N. Steenburg